UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Shares		Value (000)
COMMON STOCK‡ — 99.8%
Consumer Discretionary — 20.2%
2,600	AutoZone*	$1,032
20,900	CBS	976
20,100	Dollar General	1,016
36,300	GameStop	1,015
26,000	Lowe’s	986
23,200	Macy’s	971
18,000	Michael Kors Holdings*	1,022
13,300	PetSmart	826
16,600	Scripps Networks Interactive	1,068
22,600	TJX	1,057

		9,969

Consumer Staples — 6.1%
10,000	Costco Wholesale	1,061
19,800	CVS	1,089
22,900	Herbalife	857

		3,007

Energy — 3.7%
13,000	National Oilwell Varco	920
12,400	Schlumberger	928

		1,848

Financials — 12.3%
11,700	ACE	1,041
20,600	Allstate	1,011
15,800	American Express	1,066
23,100	Citigroup	1,022
6,500	Goldman Sachs Group	956
1,850	Mastercard	1,001

		6,097

Health Care — 12.1%
20,900	AmerisourceBergen	1,076
10,300	Amgen	1,056
8,600	Celgene*	997
15,200	Cigna	948
33,500	Mylan*	969
16,800	UnitedHealth Group	961

		6,007

Industrials — 14.3%
8,500	Cummins	984
17,200	Equifax	991
45,400	Hertz Global Holdings*	1,011
14,600	Honeywell International	1,100
14,800	Joy Global	881
10,100	Stericycle*	1,072
7,200	Union Pacific	1,025

		7,064

Information Technology — 25.2%
6,800	Alliance Data Systems*	1,101
2,150	Apple	951
16,800	eBay*	911
10,100	F5 Networks*	900
4,800	International Business Machines	1,024
14,900	Intuit	978
31,100	Microsoft	890
29,000	Oracle	938
14,800	Qualcomm	991
15,600	Teradata*	913
42,900	TIBCO Software*	867
12,900	VMware	1,018

March 31, 2013	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Shares		Value (000)
Information Technolog y — (continued)
25,500	Xilinx	$973

		12,455

Materials — 5.9%
5,000	CF Industries Holdings	952
13,900	Eastman Chemical	971
9,600	Monsanto	1,014

		2,937

TOTAL COMMON STOCK (Cost $39,362)		49,384

	SHORT-TERM INVESTMENT (A) — -0-%
1,935	Dreyfus Cash Management Fund, Institutional Shares, 0.050% (Cost $2)	2

TOTAL INVESTMENTS (Cost $39,364)† — 99.8%		$49,386

Percentages are based on Net Assets of $49,469 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2013.

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $39,364, and the unrealized appreciation and depreciation were $10,951 and $(929) respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cost figures are shown in thousands.

As of March 31, 2013, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2000

March 31, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Shares		Value (000)
	COMMON STOCK — 95.4%
Consumer Discretionary — 8.3%
18,320	Home Depot	$1,279
6,245	Macy’s	261
8,805	Mattel	385
10,510	McDonald’s	1,048
5,680	Nordstrom	314
15,090	Time Warner	869
8,920	TJX	417
1,635	VF	274

		4,847

Consumer Staples — 9.4%
20,170	Altria Group	693
13,450	Coca-Cola Co.	544
8,390	General Mills	414
6,935	Kimberly-Clark	679
19,455	Philip Morris International	1,804
10,200	Procter & Gamble	786
7,345	Wal-Mart Stores	550

		5,470

Energy — 9.7%
10,595	Chevron	1,259
6,060	ConocoPhillips	364
17,445	Exxon Mobil	1,572
16,185	Kinder Morgan	626
6,665	Occidental Petroleum	522
5,745	Phillips 66	402
13,410	Royal Dutch Shell PLC ADR	874

		5,619

Financials — 16.3%
5,145	ACE	458
11,415	American Express	770
2,635	BlackRock	677
5,035	Chubb	441
6,350	CME Group	390
4,420	Digital Realty Trust‡	296
24,425	JPMorgan Chase	1,159
16,000	Marsh & McLennan	607
6,935	McGraw-Hill	361
6,565	MetLife	250
8,550	Northern Trust	466
19,705	People’s United Financial	265
7,180	PNC Financial Services Group	478
2,045	Public Storage	311
1,675	Simon Property Group	266
4,555	T Rowe Price Group	341
14,135	Unum Group	399
22,345	US Bancorp	758
22,240	Wells Fargo	823

		9,516

Health Care — 15.3%
17,985	Abbott Laboratories	635
24,130	AbbVie	984
10,915	Amgen	1,119
38,260	Bristol-Myers Squibb	1,576
18,115	Johnson & Johnson	1,477
32,615	Merck	1,442
58,405	Pfizer	1,686

		8,919

Industrials — 8.3%
7,250	Boeing	622
3,200	Deere	275
6,935	Dover	505
6,515	Emerson Electric	364

March 31, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Shares		Value (000)
Industrials — (continued)
11,100	Honeywell International	$836
4,080	Illinois Tool Works	249
4,900	Parker Hannifin	449
9,115	Raytheon	536
3,510	United Parcel Service	302
3,250	United Technologies	304
10,510	Waste Management	412

		4,854

Information Technology — 12.6%
12,060	Accenture PLC	916
915	Apple	405
8,805	Automatic Data Processing	573
25,850	Cisco Systems	540
38,055	Intel	832
8,325	International Business Machines	1,776
9,210	Kla-Tencor	486
47,820	Microsoft	1,368
12,245	Texas Instruments	434

		7,330

Materials — 4.7%
3,260	BHP Billiton ADR	223
11,685	EI du Pont de Nemours	574
8,540	RPM International	270
8,150	Sherwin-Williams	1,377
8,325	Sonoco Products	291

		2,735

Telecommunication Services — 5.7%
40,505	AT&T	1,486
37,050	Verizon Communications	1,821

		3,307

Utilities — 5.1%
8,150	American Electric Power	396
10,990	CMS Energy	307
4,875	Dominion Resources	283
4,195	Duke Energy	305
3,520	NextEra Energy	274
6,975	Northeast Utilities	303
6,120	Sempra Energy	489
8,655	Westar Energy	287
7,080	Wisconsin Energy	304

		2,948

TOTAL COMMON STOCK (Cost $40,912)		55,545

	EXCHANGE TRADED FUND — 1.0%
3,700	SPDR S&P 500 ETF Trust, Ser 1 (Cost $576)	579

	PREFERRED STOCK — 0.6%
1,625	Fifth Third Bancorp, 8.50%	233
2,918	General Motors	125

TOTAL PREFERRED STOCK (Cost $370)		358

	SHORT-TERM INVESTMENT (A) — 2.9%
1,674,727	Dreyfus Cash Management Fund, Institutional Shares, 0.050% (Cost $1,675)	1,675

TOTAL INVESTMENTS (Cost $43,533)† — 99.9%		$58,157

March 31, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Percentages are based on Net Assets of $58,195 ($ Thousands).

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $43,533, and the unrealized appreciation and depreciation were $15,187 and $(563) respectively.

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of March 31, 2013.

Cost figures are shown in thousands.

ADR — American Depository Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

As of March 31, 2013, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2000

March 31, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)

	CORPORATE OBLIGATIONS — 55.3%
Banks — 4.7%
	Barclays Bank PLC
$675	6.750%, 05/22/19	$840
	Citigroup
383	6.500%, 08/19/13	392
520	6.000%, 08/15/17	607
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	626
550	0.702%, 07/22/15 (A)	544
	JPMorgan Chase
450	3.150%, 07/05/16	477
	US Bancorp MTN
500	3.000%, 03/15/22	515

		4,001

Consumer Discretionary — 3.3%
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	424
	AutoZone
250	4.000%, 11/15/20	268
	Home Depot
700	5.875%, 12/16/36	870
	Johnson Controls
500	4.250%, 03/01/21	549
	Macy’s Retail Holdings
300	2.875%, 02/15/23	290
	McDonald’s MTN
350	1.875%, 05/29/19	357

		2,758

Consumer Staples — 6.3%
	Bunge Finance
500	8.500%, 06/15/19	644
	Campbell Soup
500	4.250%, 04/15/21	552
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	864
	ConAgra Foods
475	1.900%, 01/25/18	480
	Genentech
1,000	4.750%, 07/15/15	1,090
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	522
	Wal-Mart Stores
1,000	5.375%, 04/05/17	1,177

		5,329

Energy — 5.1%
	Cameron International
375	4.500%, 06/01/21	419
	Devon Energy
400	6.300%, 01/15/19	483
	Halliburton
1,000	6.150%, 09/15/19	1,259
	Hess
400	8.125%, 02/15/19	517

March 31, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Energy — (continued)
	Kinder Morgan Energy Partners
$500	9.000%, 02/01/19	$669
	Murphy Oil
625	2.500%, 12/01/17	628
	Occidental Petroleum
375	2.700%, 02/15/23	375

		4,350

Financials — 16.0%
	Aflac
1,000	8.500%, 05/15/19	1,351
	American Express Credit MTN
500	5.875%, 05/02/13	502
545	2.375%, 03/24/17	570
	Aon
500	3.125%, 05/27/16	528
	Bank of America
1,050	3.700%, 09/01/15	1,107
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	561
	Boston Properties
1,200	5.625%, 11/15/20 ‡	1,423
	Capital One Financial
500	7.375%, 05/23/14	537
	Daimler Finance North America LLC
600	6.500%, 11/15/13	622
	Eksportfinans ASA MTN
600	1.875%, 04/02/13	600
	Ford Motor Credit LLC
500	2.500%, 01/15/16	510
	General Electric Capital MTN
625	6.150%, 08/07/37	754
600	1.281%, 03/15/23 (A)	602
	Morgan Stanley MTN
500	5.750%, 10/18/16	564
	Prudential Financial MTN
320	7.375%, 06/15/19	411
	Royal Bank of Canada MTN
875	0.850%, 03/08/16	875
	Swedish Export Credit AB
1,000	2.125%, 07/13/16	1,042
	Toyota Motor Credit MTN
400	2.800%, 01/11/16	422
500	1.375%, 01/10/18	502

		13,483

Health Care — 5.4%
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,200
	Celgene
500	3.250%, 08/15/22	506
	Gilead Sciences
875	3.050%, 12/01/16	936
	Merck Sharp & Dohme
1,000	5.000%, 06/30/19	1,192
	UnitedHealth Group
700	2.875%, 03/15/22	709

		4,543

March 31, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Industrials — 3.0%
	Caterpillar
$500	7.900%, 12/15/18	$672
	Emerson Electric
500	2.625%, 02/15/23	505
	Precision Castparts
900	1.250%, 01/15/18	902
	Raytheon
475	2.500%, 12/15/22	463

		2,542

Information Technology — 4.8%
	Affiliated Computer Services
500	5.200%, 06/01/15	536
	BMC Software
500	7.250%, 06/01/18	570
	Intel
425	1.350%, 12/15/17	427
	International Business Machines
1,000	8.375%, 11/01/19	1,394
	News America
500	6.650%, 11/15/37	618
	Symantec
500	2.750%, 09/15/15	517

		4,062

Materials — 3.5%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,063
	Praxair
500	2.200%, 08/15/22	487
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,378

		2,928

Telecommunication Services — 1.5%
	Alltel
250	7.000%, 03/15/16	293
	AT&T
305	5.500%, 02/01/18	359
	Cellco Partnership
450	8.500%, 11/15/18	599

		1,251

Transportation — 1.4%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	632
	Continental Airlines
498	9.000%, 07/08/16	576

		1,208

Utilities — 0.3%
	Duke Energy
250	1.625%, 08/15/17	252

TOTAL CORPORATE OBLIGATIONS (Cost $43,429)		46,707

March 31, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)

	U.S. TREASURY OBLIGATIONS — 23.1%
	U.S. Treasury Bond
$700	7.250%, 05/15/16	$849
800	6.000%, 02/15/26	1,139
500	5.375%, 02/15/31	696
1,250	4.750%, 02/15/37	1,646
1,300	4.500%, 08/15/39	1,660
500	4.375%, 05/15/41	627
500	3.750%, 08/15/41	565
	U.S. Treasury Note
275	3.750%, 11/15/18	318
350	3.625%, 02/15/21	408
625	3.125%, 10/31/16	684
500	3.125%, 01/31/17	549
600	2.875%, 03/31/18	662
405	2.625%, 04/30/16	433
650	2.375%, 10/31/14	672
1,000	2.375%, 02/28/15	1,041
500	2.375%, 07/31/17	537
1,000	2.125%, 05/31/15	1,040
500	2.125%, 08/15/21	522
500	2.000%, 11/15/21	516
325	1.375%, 02/28/19	332
800	1.000%, 01/15/14	805
1,700	0.250%, 09/15/14	1,701
2,145	0.125%, 08/31/13	2,145

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,437)		19,547

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
	FHLB
1,100	5.125%, 03/10/17	1,293
1,000	4.125%, 03/13/20	1,172
1,100	3.750%, 12/14/18	1,260
	FHLMC
875	8.250%, 06/01/16	1,078
	FHLMC MTN
1,000	4.250%, 05/22/13	1,006
	FNMA
1,000	2.000%, 02/07/14	1,005

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,431)		6,814

	MUNICIPAL BONDS — 8.1%
	Arizona Public Service
500	6.250%, 08/01/16	585
	California State, Build America Bonds, GO
1,130	7.550%, 04/01/39	1,631
	City of Minneapolis Minnesota, GO
250	4.900%, 03/01/25	291
300	4.800%, 03/01/24	350
	City of New York New York, GO
300	5.817%, 10/01/31	353
	Connecticut State, Qualified School Construction, Ser B GO
800	5.295%, 10/01/29	952

March 31, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)/Shares		Value (000)
	Hawaii State, GO
$700	5.480%, 02/01/28	$879
100	5.330%, 02/01/26	125
	Houston Independent School District, GO
250	6.125%, 02/15/28	298
	St. Louis School District, Qualified School Construction
	Boards, GO
1,070	6.100%, 04/01/25	1,345

TOTAL MUNICIPAL BONDS (Cost $5,872)		6,809

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.2%
	FNMA, Ser 2003-33, Cl AB
591	3.750%, 03/25/33	612
	FNMA, Ser 889958
161	5.000%, 10/01/23	173
	FNMA REMIC, Ser 2007-B1, Cl BE
104	5.450%, 12/25/20	105
	GNMA, Ser 2003-7, Cl PE
138	5.500%, 11/16/31	141

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $997)		1,031

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.1%
981	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2 2.050%, 04/25/32 (Cost $878)	973

	SHORT-TERM INVESTMENT (B) — 2.2%
1,841,590	Dreyfus Cash Management Fund, Institutional Shares, 0.050% (Cost $1,842)	1,842

TOTAL INVESTMENTS (Cost $77,886)† — 99.1%		$83,723

Percentages are based on Net Assets of $84,455 ($ Thousands).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2013. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of March 31, 2013.

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $77,886, and the unrealized appreciation and depreciation were $5,987 and $(150) respectively.

Cost figures are shown in thousands.

Cl—Class

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

LLC—Limited Liability Corporation

MTN—Medium Term Note

PLC—Public Limited Company

REMIC—Real Estate Mortgage Investment Conduit

Ser—Series

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

March 31, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$46,707	$—	$46,707
U.S. Treasury Obligations	—	19,547	—	19,547
U.S. Government Agency
Obligations	—	6,814	—	6,814
Municipal Bonds	—	6,809	—	6,809
U.S. Government Mortgage- Backed Obligations	—	1,031	—	1,031
Non-Agency Mortgage-Backed Obligation	—	973	—	973
Short-Term Investment	1,842	—	—	1,842

Total Investments in Securities	$1,842	$81,881	$—	$83,723

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2000

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)

	MUNICIPAL BONDS — 98.5%
Alabama — 0.2%
	City of Huntsville Alabama Electric System Revenue, RB
$225	5.250%, 12/01/29	$269

Alaska — 1.3%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,229
	Anchorage Alaska, Water Authority, RB, NPFGC Insured
200	5.000%, 05/01/37	215
	City of Little Rock Arkansas Sewer Revenue, RB
500	5.000%, 08/01/20	612

		2,056

Arizona — 1.4%
	Glendale Arizona, Water and Sewer Authority, RB
1,000	5.000%, 07/01/23	1,204
	Mesa Arizona, GO
1,000	4.250%, 07/01/31	1,079

		2,283

California — 3.0%
	California State, GO
200	5.000%, 02/01/21	243
1,300	5.000%, 02/01/22	1,585
1,000	5.000%, 04/01/38	1,094
	California State, GO, AGM Insured
800	4.500%, 12/01/32	856
	California State, Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,157

		4,935

Colorado — 0.4%
	Denver City & County, School District No. 1, GO
500	5.000%, 12/01/24	606

Georgia — 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,124

Hawaii — 79.4%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	617
1,000	5.000%, 07/15/22	1,173
500	4.000%, 03/01/22	561
	Hawaii County, Ser A, GO, AGM Insured
1,625	5.000%, 07/15/13, Pre-Refunded @ 100 (A)	1,647
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,102
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/14 , Pre-Refunded @ 100 (A)	1,122
1,000	5.000%, 07/15/14 , Pre-Refunded @ 100 (A)	1,060

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii County, Ser C, GO
$1,000	4.000%, 09/01/24	$1,135
	Hawaii Housing Finance & Development, Ser A, RB
1,000	5.000%, 05/01/34	1,090
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	1,106
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,170
	Hawaii State, Airport System Authority, Ser A, RB
2,500	5.250%, 07/01/27	2,908
900	5.250%, 07/01/30	1,034
1,250	5.000%, 07/01/22	1,491
	Hawaii State, Airport System Authority, RB, AMT
1,500	4.125%, 07/01/24	1,573
1,000	3.000%, 07/01/17	1,050
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	1,025
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	768
1,000	4.650%, 03/01/37	1,029
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,262
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,030
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	308
300	3.350%, 11/15/19	308
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,149
	Hawaii State, Harbor System Authority, Ser A, RB
1,125	4.250%, 07/01/21	1,253
	Hawaii State, Harbor System Authority, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	371
	Hawaii State, Harbor System Authority, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	513
	Hawaii State, Harbor System Authority, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	200
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	583
605	5.500%, 07/01/18	739
1,000	5.500%, 01/01/25	1,171
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	627
	Hawaii State, Highway Authority, Ser A, RB
2,000	5.000%, 01/01/25	2,397
1,300	5.000%, 01/01/31	1,504
	Hawaii State, Highway Authority, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	546
1,000	5.000%, 07/01/21	1,087
1,565	5.000%, 07/01/22	1,699

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
$1,250	5.250%, 07/01/18	$1,511
1,600	5.250%, 07/01/19	1,970
2,300	5.000%, 07/01/16	2,521
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	215
115	3.750%, 04/01/21	124
180	3.500%, 04/01/20	191
115	3.000%, 04/01/18	120
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,225
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
100	3.300%, 01/01/26	101
	Hawaii State, Housing Finance & Development, Single- Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
470	5.400%, 07/01/30	472
3,060	5.350%, 07/01/18	3,071
	Hawaii State, Housing Finance & Development, Single- Family Housing, Ser B, RB, GNMA/FNMA Insured
495	3.450%, 01/01/22	518
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,103
	Hawaii State, Ser DB, GO, NPFGC Insured
230	5.250%, 09/01/13 , Pre-Refunded @ 100 (A)	235
	Hawaii State, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,049
	Hawaii State, Ser DF, GO, AMBAC Insured
870	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	959
470	5.000%, 07/01/21	513
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,099
	Hawaii State, Ser DI, GO, AGM Insured
1,935	5.000%, 03/01/16, Pre-Refunded @ 100 (A)	2,186
375	5.000%, 03/01/25	415
	Hawaii State, Ser DK, GO
130	5.000%, 05/01/18	156
475	5.000%, 05/01/25	555
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	238
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	1,000
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	123
	Hawaii State, Ser DR, GO
1,050	5.000%, 06/01/17	1,230
490	4.250%, 06/01/19	576
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	332
175	4.500%, 11/01/19	209
	Hawaii State, Ser DY, GO
750	5.000%, 02/01/19	908
950	5.000%, 02/01/20	1,165
	Hawaii State, Ser DZ, GO
1,000	5.000%, 12/01/17	1,188
350	5.000%, 12/01/22	431
775	5.000%, 12/01/23	948

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
$190	5.000%, 12/01/24	$231
120	5.000%, 12/01/26	144
250	5.000%, 12/01/28	296
1,300	5.000%, 12/01/29	1,533
1,000	5.000%, 12/01/31	1,170
	Hawaii State, Ser EA, GO
1,000	5.000%, 12/01/22	1,231
500	3.000%, 12/01/20	547
	Hawaii State, Ser EE, GO
1,100	4.000%, 11/01/24	1,254
425	3.000%, 11/01/22	459
	Hawaii State, Ser EF, GO
200	5.000%, 11/01/24	246
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/14 , Pre-Refunded @ 100 (A)	2,117
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,277
670	3.000%, 07/01/17	730
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured
1,000	4.750%, 07/01/14 , Pre-Refunded @ 100 (A)	1,055
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,219
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,109
1,000	5.250%, 07/01/21	1,106
325	5.000%, 07/01/15	354
	Honolulu Hawaii City & County, Ser A, GO
100	5.250%, 08/01/31	119
1,100	5.250%, 04/01/32	1,261
1,000	5.000%, 04/01/33	1,124
1,000	4.250%, 08/01/32	1,084
2,000	4.000%, 11/01/19	2,330
500	4.000%, 11/01/37	527
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,149
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	347
250	5.000%, 12/01/18	304
395	5.000%, 08/01/21	492
1,200	4.000%, 11/01/27	1,316
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
290	5.250%, 07/01/15	321
1,015	5.250%, 07/01/16	1,164
345	5.250%, 07/01/18	418
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	238
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,219
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
2,000	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	2,206
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re- insures FGIC Insured
1,000	5.000%, 07/01/15 , Pre-Refunded @ 100 (A)	1,103

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
$500	5.000%, 07/01/20	$598
1,000	5.000%, 07/01/25	1,193
100	5.000%, 07/01/31	117
1,000	5.000%, 07/01/38	1,126
1,000	4.000%, 07/01/31	1,061
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,000	4.000%, 07/01/28	1,082
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	908
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,104
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
185	6.900%, 06/20/35	185
	Kauai County, Ser A, GO
250	4.000%, 08/01/24	283
250	3.250%, 08/01/23	267
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
3,195	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	3,537
415	5.000%, 08/01/21	452
160	4.250%, 08/01/14	168
	Maui County, GO
100	5.000%, 06/01/20	123
	Maui County, GO, NPFGC Insured
910	5.000%, 03/01/15, Pre-Refunded @ 100 (A)	990
85	5.000%, 03/01/17	92
205	5.000%, 03/01/24	220
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,158
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,086
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,102
	Maui County, Ser B, GO
50	4.000%, 06/01/14	52
500	4.000%, 06/01/21	562
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 07/01/16	565
500	5.000%, 09/01/17	530
	Maui County, Ser B, GO, NPFGC Re-insures FGIC Insured
100	5.250%, 03/01/14	105
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,584
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	226
150	5.000%, 07/15/22	169
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	120
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,098

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
$2,000	4.500%, 07/15/23	$2,208
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,140

		129,076

Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
500	5.000%, 10/01/29	585

Maine — 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	833

Massachusetts — 1.5%
	Commonwealth of Massachusetts, Ser B, GO, AGM Insured
1,300	5.250%, 08/01/28	1,661
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	770

		2,431

Minnesota — 0.3%
	Minnesota Housing Finance Agency, RB, GNMA/FNMA Insured
465	4.875%, 07/01/26	507

Nebraska — 0.1%
	Omaha Nebraska, GO
100	5.250%, 10/15/19	121

Nevada — 0.6%
	Nevada State, GO
500	5.000%, 03/01/21	612
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	270

		882

New Mexico — 0.1%
	New Mexico Finance Authority, RB
150	5.000%, 06/01/26	173

New York — 2.1%
	City of New York New York, Ser H, GO
500	5.000%, 08/01/20	615
500	4.000%, 08/01/18	572
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,144
	New York, New York, Ser F, GO
500	3.000%, 08/01/16	538
	New York, New York, Ser H-1, GO
600	5.000%, 03/01/18	710

		3,579

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

Face Amount (000)/Shares		Value (000)
Ohio — 0.3%
	Akron Ohio, GO
$500	5.000%, 12/01/21	$571

Oklahoma — 1.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	143
	Oklahoma Water Resources Board, RB
500	4.000%, 10/01/40	520
1,000	3.000%, 10/01/18	1,088

		1,751

Oregon — 0.3%
	Oregon State, Ser E, GO
375	4.000%, 05/01/26	420

Puerto Rico — 2.0%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,606
	Puerto Rico Electric Power Authority, Ser ZZ, RB
500	5.000%, 07/01/24	506
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
1,000	5.500%, 07/01/26	1,116

		3,228

South Carolina — 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	578

Texas — 0.9%
	North East Independent School District, GO
275	5.250%, 02/01/28	355
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,156

		1,511

Utah — 1.0%
	Mountain Regional Water Special Service District, RB, AGM Insured
1,000	4.000%, 12/15/26	1,078
500	4.000%, 12/15/27	534

		1,612

Washington — 0.5%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	889

TOTAL MUNICIPAL BONDS (Cost $152,377)		160,020

	SHORT-TERM INVESTMENT (B) — 2.1%
3,371,635	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $3,372)	3,372

TOTAL INVESTMENTS (Cost $155,749)† —100.6%		$163,392

Percentages are based on Net Assets of $162,496 ($ Thousands).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

March 31, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2013

(B)	The rate reported is the 7-day effective yield as of March 31, 2013.

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $155,749, and the unrealized appreciation and depreciation were $7,980 and $(337) respectively.

Cost figures are shown in thousands.

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Company

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corporation

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

NPFGC—National Public Finance Guarantee Corporation

RB—Revenue Bond

Ser—Series

XLCA—XL Capital

The following is a list of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$160,020	$—	$160,020
Short-Term Investment	3,372	—	—	3,372

Total Investments in Securities	$3,372	$160,020	$—	$163,392

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2000

March 31, 2013	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 29, 2013

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: May 29, 2013

*	Print the name and title of each signing officer under his or her signature.